Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 158,005,562.50
Previously Paid Amount	21,743.21
Total Fee Amount	21,820.58
Total Offset Amount	0.00
Net Fee	$ 77.37
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A